Profit for the Year/Period (Tables)	6 Months Ended
Oct. 31, 2023
Profit for the Year/Period [Abstract]
Schedule of Profit for the Year/Period Has Been Arrived at After Charging	Profit for the year/period has been arrived at after charging:
	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Staff costs
Salaries, allowances and other benefits	6,026	9,125	9,735	2,997
Retirement benefit scheme contributions (note)	167	168	133	77
Share of losses of joint ventures (including in other expenses)	—	—	404	1,366
Depreciation and amortization	631	846	1,312	1,441